ACQUISITIONS (Narrative) (Details) - USD ($)							1 Months Ended		12 Months Ended
	Dec. 16, 2016	Jan. 04, 2016	Jan. 02, 2016	Jun. 01, 2015	Apr. 14, 2015	Jan. 02, 2015	Feb. 02, 2016	Feb. 17, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Aggregate purchase price									$ 217,268
Non-cash amortization expense									252,134	$ 181,905
Non-cash impairment expense									95,773	70,531
Tradenames									150,000
Warisboring.com [Member]
Business Acquisition [Line Items]
Cash payment for acquisition		$ 100,000
Aggregate purchase price			$ 250,000						217,268
Balance payment of acquisition		$ 150,000
Monthly payment percenage of net revenues		30.00%
Present value of future monthly payments									117,268
Net of discount									32,732
Amortization of discount, Net									$ 10,911
Discount rate									12.00%
Websites [Member]
Business Acquisition [Line Items]
Cash payment for acquisition									$ 120,250	$ 164,550
Black Helmet [Member]
Business Acquisition [Line Items]
Cash payment for acquisition	$ 250,000
Number of shares issued for purchase consideration	200,000
Value of shares issued for purchase consideration	$ 170,000
Liabilities assumed	40,000
Forgiveness of working capital advances	$ 200,000
Unrelated Third Party Four [Member] | Websites [Member]
Business Acquisition [Line Items]
Cash payment for acquisition				$ 50,000
Aggregate purchase price				$ 50,000
Unrelated Third Party Three [Member] | Websites [Member]
Business Acquisition [Line Items]
Cash payment for acquisition					$ 50,000
Unrelated Third Party One [Member] | Websites [Member]
Business Acquisition [Line Items]
Cash payment for acquisition						$ 50,000	$ 15,000
Number of shares issued for purchase consideration						250,000
Value of shares issued for purchase consideration						$ 187,500
Monthly consulting fee						$ 30,000
Unrelated Third Party Two [Member] | Websites [Member]
Business Acquisition [Line Items]
Cash payment for acquisition								$ 27,000
Number of shares issued for purchase consideration								100,000
Value of shares issued for purchase consideration								$ 75,000
Monthly consulting fee								1,500
Aggregate purchase price								$ 102,000